Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 12. Stock-Based Compensation

Options

The Company effected a 1-for-4 reverse stock split of its common shares as of June 12, 2012. All historical share amounts and share price information presented in this Note 12 have been proportionally adjusted to reflect the impact of this reverse stock split.
At the annual shareholders meeting held on September 8, 2008, a new stock option plan, the “2008 Stock Incentive Plan” (the “2008 Plan”), was voted on and became effective on January 1, 2009, which replaced two previous plans, the Amended and Restated 1999 Stock Option Plan and the Amended and Restated 1999 Directors’ Stock Option Plan (the “Stock Option Plans”), thereby terminating both of the Stock Option Plans on December 31, 2008.
The 2008 Plan allows for incentive awards to eligible recipients consisting of:
•	Options to purchase shares of common stock that qualify as incentive stock options within the meaning of the Internal Revenue Code;
•	Non-statutory stock options that do not qualify as incentive options;
•	Restricted stock awards; and
•	Performance stock awards which are subject to future achievement of performance criteria or free of any performance or vesting.
The maximum number of shares reserved for issuance under the 2008 Plan was originally 1,250,000 shares, and in July 2010 the Company’s shareholders approved an increase in the number of shares reserved for issuance to 2,500,000 shares. At the annual shareholders meeting held on July 13, 2012, the Company’s shareholders approved a further increase in the number of shares reserved for issuance to 3,750,000 shares. The exercise price shall not be less than 100% of the fair market value of one share of common stock on the date of grant, unless the participant owns more than 10% of the total combined voting power of all classes of stock of the Company or any parent or subsidiary corporation of the Company, in which case the exercise price shall then be 110% of the fair market value. The outstanding stock options generally vest from six-months and one-day to over three years and have ten-year contractual terms.
During the six-month period ended June 30, 2014, stock options for the purchase of 225,000 shares of common stock were granted with a weighted average exercise price of $1.21 and weighted average fair value of $0.67 (2013: $1.18) per share and will vest from six-month and one day to three-year periods. During the six-month period ended June 30, 2014, 95,000 shares of restricted stock awards with a weighted average fair value of $1.21 per share were issued. The shares of restricted stock shall vest, subject to and upon the recipient’s achievement of key operational and financial performance milestones or according to the vesting period. For restricted stock awards with performance conditions, the Company evaluates if performance conditions are probable in each reporting period. The compensation expense of restricted awards is recognized ratably over the implicit service period if achieving performance conditions is probable. Cumulative catch-up adjustments are required in the event of any changes in the assessment of probabilities.
During the six-month period ended June 30, 2014, there were no exercises of outstanding stock options.
Prior to January 1, 2009, the Company had two stock options plans, the Amended and Restated 1999 Stock Option Plan and the Amended and Restated 1999 Directors’ Stock Option Plan (the “Previous Stock Option Plans”), through which 3,750,000 shares and 75,000 shares were authorized, respectively. Both Previous Stock Option Plans expired on December 31, 2008; however, options granted under the Previous Stock Option Plans that were outstanding as of the date of termination remain outstanding and subject to termination according to their terms.
As of June 30, 2014, stock options for the purchase of 936,864 and 20,000 shares of common stock, respectively, were outstanding in relation to the Amended and Restated 1999 Stock Option Plan and the Amended and Restated 1999 Director’s Stock Option Plan.
As of June 30, 2014, there were no outstanding non-plan options to purchase common stock. All previously granted non-plan options had expired by December 31, 2012. The non-plan options were issued to certain employees and non-employees of EGT Entertainment Holding Limited as approved by the Company’s stockholders in September 2007 pursuant to the initial closing of the transactions under the Securities Purchase and Product Participation Agreement dated June 12, 2007 between the Company and EGT Entertainment Holding Limited.
As of June 30, 2014, stock options for the purchase of 2,399,038 shares of common stock were outstanding under the 2008 Plan.
As of June 30, 2014, 2,949,235 stock options were exercisable with a weighted average exercise price of $2.12, a weighted average fair value of $0.90 and an aggregate intrinsic value of approximately $169,000. The total fair value of shares vested during the six-month period ended June 30, 2014 was approximately $312,000. The total compensation cost related to unvested shares as of June 30, 2014 was approximately $176,000. The amount was expected to be recognized over 1.80 years.
A summary of all current and expired plans as of June 30, 2014 and changes during the period then ended are presented in the following table:

Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2013	3,291,738	$2.11	6.13	$738
Granted	225,000	1.21	3.78	—
Exercised	—	—	—	—
Forfeited or expired	(160,836)	2.04	—	—
Outstanding as of June 30, 2014	3,355,902	2.05	5.83	169
Exercisable as of June 30, 2014	2,949,235	$2.12	5.38	$169

Restricted Stock

	Number of shares	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Contractual Life (in years)
Unvested balance as of December 31, 2013	—	$—	—
Granted	95,000	1.21	1.33
Vested(1)	(40,000)	1.21	0.31
Unvested balance as of June 30, 2014	55,000	1.21	1.33

(1)	Vested shares included 25,000 shares of restricted common stock issued in 2014 for which final vesting is subject to the approval of Company’s compensation committee.

Recognition and Measurement

The fair value of each stock-based award to employees and non-employee directors is estimated on the measurement date which generally is the grant date while awards to non-employees and restricted common stock with performance criteria are measured at the earlier of the performance commitment date or the service completion date using the Black-Scholes-Merton option-pricing model. Option valuation models require the input of highly subjective assumptions, and changes in assumptions used can materially affect the fair value estimates. The Company estimates the expected life of the award by taking into consideration the vesting period, contractual term, historical exercise data, expected volatility, blackout periods and other relevant factors. Volatility is estimated by evaluating the Company’s historical volatility data. The risk-free interest rate on the measurement date is based on U.S. Treasury constant maturity rates for a period approximating the expected life of the award. The Company historically has not paid dividends, nor does it expect to pay dividends in the foreseeable future and, therefore, the expected dividend rate is zero.
The following table summarizes the range of assumptions utilized in the Black-Scholes-Merton option-pricing model for the valuation of stock options granted during the six-month periods ended June 30, 2014 and 2013.

	Six-Month Periods Ended June 30,
	2014		2013
Range of values:	Low	High	Low	High
Expected volatility	73.03%	74.03%	73.78%	76.49%
Expected dividends	—	—	—	—
Expected term (in years)	3.73	9.11	3.73	9.70%
Risk free rate	1.16%	2.52%	0.55%	2.45%
For stock-based compensation accrued to employees and non-employee directors, the Company recognizes stock-based compensation expense for all service-based awards with graded vesting schedules on the straight-line basis over the requisite service period for the entire award. Initial accruals of compensation expense are based on the estimated number of shares for which requisite service is expected to be rendered. Estimates are revised if subsequent information indicates that forfeitures will differ from previous estimates, and the cumulative effect on compensation cost of a change in the estimated forfeitures is recognized in the period of the change.
For non-employee awards, the Company remeasures compensation cost each period until the service condition is complete and recognizes compensation cost on the straight-line basis over the requisite service period.
The Company estimates forfeitures and recognizes compensation cost only for those awards expected to vest assuming all awards would vest and reverse recognized compensation cost for forfeited awards when the awards are actually forfeited.
For awards with service conditions and graded vesting that were granted prior to the adoption of ASC 718, the Company estimates the requisite service period and the number of shares expected to vest, and recognizes compensation expense for each tranche on the straight-line basis over the estimated requisite service period.

Note 12.	Stock-Based Compensation

Options

The Company effected a 1-for-4 reverse stock split of its common shares as of June 12, 2012. All historical share amounts and share price information presented in this Note have been proportionally adjusted to reflect the impact of this reverse stock split.

At the annual shareholders meeting held on September 8, 2008, a new stock option plan, the “2008 Stock Incentive Plan” (the “2008 Plan”), was voted on and became effective on January 1, 2009, which replaced two previous plans, the Amended and Restated 1999 Stock Option Plan and the Amended and Restated 1999 Directors’ Stock Option Plan (the “Stock Option Plans”), thereby terminating both of the Stock Option Plans on December 31, 2008.

The 2008 Plan allows for incentive awards to eligible recipients consisting of:
⋅	Options to purchase shares of common stock that qualify as incentive stock options within the meaning of the Internal Revenue Code;
⋅	Non-statutory stock options that do not qualify as incentive options;
⋅	Restricted stock awards; and
⋅	Performance stock awards which are subject to future achievement of performance criteria or free of any performance or vesting.

The maximum number of shares reserved for issuance under the 2008 Plan was originally 1,250,000 shares, and in July 2010 the Company’s shareholders approved an increase in the number of shares reserved for issuance to 2,500,000 shares. At the annual shareholders meeting held on July 13, 2012, the Company’s shareholders approved a further increase in the number of shares reserved for issuance to 3,750,000 shares. The exercise price shall not be less than 100% of the fair market value of one share of common stock on the date of grant, unless the participant owns more than 10% of the total combined voting power of all classes of stock of the Company or any parent or subsidiary corporation of the Company, in which case the exercise price shall then be 110% of the fair market value. The outstanding stock options generally vest over three years and have ten-year contractual terms.

During the year ended December 31, 2013, stock options for the purchase of 860,000 shares of common stock were granted with a weighted average exercise price of $1.20 and weighted average fair value of $0.69 (2012: $1.06) per share. This included options for the purchase of 500,000 shares of common stock which were extended on December 27, 2013 for an additional five years up to December 29, 2018. The remaining stock options will vest from six-month and one day to three-year periods. During the year ended December 31, 2013, 50,000 shares of restricted stock awards with a fair value of $1.97 per share were issued. The shares of restricted stock shall vest, subject to and upon the recipient’s achievement of key operational and financial performance milestones. For restricted stock awards with performance conditions, the Company evaluates if performance conditions are probable in each reporting period. The compensation expense of restricted awards is recognized ratably over the implicit service period if achieving performance conditions is probable. Cumulative catch-up adjustments are required in the event of any changes in the assessment of probabilities.

During the year ended December 31, 2013, there was no exercise of outstanding stock options.

Prior to January 1, 2009, the Company had two stock options plans, the Amended and Restated 1999 Stock Option Plan and the Amended and Restated 1999 Directors’ Stock Option Plan (the “Previous Stock Option Plans”), through which 3,750,000 shares and 75,000 shares were authorized, respectively. Both Previous Stock Option Plans expired on December 31, 2008; however, options granted under the Previous Stock Option Plans that were outstanding as of the date of termination remain outstanding and subject to termination according to their terms.

As of December 31, 2013, stock options for the purchase of 936,864 shares and 22,500 shares of common stock, respectively, were outstanding in relation to the Amended and Restated 1999 Stock Option Plan and the Amended and Restated 1999 Director’s Stock Option Plan.

As of December 31, 2013, stock options for the purchase of 2,332,374 shares of common stock were outstanding under the 2008 Plan.

As of December 31, 2013, stock options for the purchase of 2,783,821 shares of common stock were exercisable with a weighted average exercise price of $2.18, a weighted average fair value of $0.89 and an aggregate intrinsic value of approximately $738,000. The total fair value of shares vested during the year ended December 31, 2013 was approximately $912,000. The total compensation cost related to unvested shares as of December 31, 2013 was approximately $295,000. The amount is expected to be recognized over 1.83 years.

A summary of all current and expired plans as of December 31, 2013 and 2012 and changes during the years then ended is presented in the following tables.

Options

			Weighted Average
		Weighted	Remaining Contractual	Aggregate
	Number of	Average	Life	Intrinsic Value
	Shares	Exercise Price	(in years)	(in thousands)
Outstanding as of December 31, 2011	3,148,321	$3.90	5.40	$303
Granted	450,000	1.40	—	274
Exercised	(69,301)	1.17	—	71
Forfeited or expired	(572,282)	11.43	—	—
Outstanding as of December 31, 2012	2,956,738	2.13	6.13	2,293
Exercisable as of December 31, 2012	2,158,821	$2.38	5.24	$1,894

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)

Outstanding as of December 31, 2012	2,956,738	$2.13	6.13	$2,293
Granted	860,000	1.20	—	280
Exercised	—	—	—	—
Forfeited or expired	(525,000)	0.75	—	—
Outstanding as of December 31, 2013	3,291,738	2.11	6.13	738
Exercisable as of December 31, 2013	2,783,821	$2.18	5.74	$738

Recognition and Measurement

The fair value of each stock-based award to employees and non-employee directors is estimated on the measurement date which generally is the grant date while awards to non-employees are measured at the earlier of the performance commitment date or the service completion date using the Black-Scholes-Merton option-pricing model. Option valuation models require the input of highly subjective assumptions, and changes in assumptions used can materially affect the fair value estimates. The Company estimates the expected life of the award by taking into consideration the vesting period, contractual term, historical exercise data, expected volatility, blackout periods and other relevant factors. Volatility is estimated by evaluating the Company’s historical volatility data. The risk-free interest rate on the measurement date is based on U.S. Treasury constant maturity rates for a period approximating the expected life of the award. The Company historically has not paid dividends and it does not expect to pay dividends in the foreseeable future and, therefore, the expected dividend rate is zero.

Restricted Stock

	Number of shares	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Contractual Life (in years)

Unvested balance as of December 31, 2011	—	$—	—
Granted	194,805	0.92	—
Vested	(194,805)	0.92	—
Unvested balance as of December 31, 2012	—	$—	—

	Number of shares	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Contractual Life (in years)

Unvested balance as of December 31, 2012	—	$—	—
Granted	50,000	1.97	—
Vested(1)	(50,000)	1.97	—
Unvested balance as of December 31, 2013	—	$—	—

(1)
Vested shares included 50,000 shares of restricted common stock issued in the year ended December 31, 2013 for which final vesting of 32,500 shares was approved by the Company’s compensation committee in March 2014.

The following table summarizes the range of assumptions utilized in the Black-Scholes-Merton option-pricing model for the valuation of stock options granted during the years ended December 31, 2013 and 2012.

	Years Ended December 31,

	2013		2012

Range of values:	Low	High	Low	High

Expected volatility	72.16%	76.49%	76.49%	127.83%
Expected dividends	—	—	—	—
Expected term (in years)	3.73	9.70	3.73	9.97
Risk free rate	0.55%	2.83%	0.56%	1.95%

For stock-based compensation accrued to employees and non-employee directors, the Company recognizes stock-based compensation expense for all service-based awards with graded vesting schedules on the straight-line basis over the requisite service period for the entire award. Initial accruals of compensation expense are based on the estimated number of shares for which requisite service is expected to be rendered. Estimates are revised if subsequent information indicates that forfeitures will differ from previous estimates and the cumulative effect on compensation cost of a change in the estimated forfeitures is recognized in the period of the change.

For non-employee awards, the Company re-measures compensation cost each period until the service condition is complete and recognizes compensation cost on the straight-line basis over the requisite service period.

The Company estimates forfeitures and recognizes compensation cost only for those awards expected to vest assuming all awards would vest and reverses recognized compensation cost for forfeited awards when the awards are actually forfeited.

For awards with service conditions and graded vesting that were granted prior to the adoption of ASC 718, the Company estimates the requisite service period and the number of shares expected to vest, and recognizes compensation expense for each tranche on the straight-line basis over the estimated requisite service period.